Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 562	¥ 46,706	¥ 48,006	¥ 52,063
Provision for doubtful accounts, net of reversal	22	1,806	1,905	(1,663)
Write-offs	(33)	(2,690)	(1,357)	(1,695)
Other	(21)	(1,775)	(1,848)	(699)
Allowance for doubtful accounts at end of year	$ 530	¥ 44,047	¥ 46,706	¥ 48,006